Accrued liabilities - Accrued liabilities (Detail) - EUR (€) € in Millions		Dec. 31, 2018	Dec. 31, 2017
Accrued liabilities - Accrued liabilities (Detail) [Line Items]
Accruals	[1]	€ 1,537	€ 2,319
Advertising and marketing-related costs [Member]
Accrued liabilities - Accrued liabilities (Detail) [Line Items]
Accruals		179	174
Commission payable [Member]
Accrued liabilities - Accrued liabilities (Detail) [Line Items]
Accruals		6	7
Communication and IT costs [Member]
Accrued liabilities - Accrued liabilities (Detail) [Line Items]
Accruals		55	42
Deferred income [Member]
Accrued liabilities - Accrued liabilities (Detail) [Line Items]
Accruals	[2]		791
Distribution costs [Member]
Accrued liabilities - Accrued liabilities (Detail) [Line Items]
Accruals		78	83
Gas, water, electricity, rent and other [Member]
Accrued liabilities - Accrued liabilities (Detail) [Line Items]
Accruals		36	52
Holiday entitlements [Member]
Accrued liabilities - Accrued liabilities (Detail) [Line Items]
Accruals		111	109
Interest-related accruals [Member]
Accrued liabilities - Accrued liabilities (Detail) [Line Items]
Accruals		36	38
Material-related costs [Member]
Accrued liabilities - Accrued liabilities (Detail) [Line Items]
Accruals		112	110
Other accrued liabilities [Member]
Accrued liabilities - Accrued liabilities (Detail) [Line Items]
Accruals		293	273
Other personnel-related costs [Member]
Accrued liabilities - Accrued liabilities (Detail) [Line Items]
Accruals		73	71
Other sales-related costs [Member]
Accrued liabilities - Accrued liabilities (Detail) [Line Items]
Accruals		28	38
Salaries and wages [Member]
Accrued liabilities - Accrued liabilities (Detail) [Line Items]
Accruals		€ 530	€ 529

[1]	Due to IFRS 15 adoption, contractual liabilities are shown as separate captions on the balance sheet as of 2018. For more details refer to the Significant accounting policies.
[2]	Due to implementation of IFRS 15 balances included in deferred income are now presented as contract liabilities.